Subsidiaries - Summary of consolidated financial statements of subsidiaries (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of financial position -
Cash and due from banks	S/ 16,254,499	S/ 7,739,413
Financial Investments	24,277,115	19,072,718
Loans, net	40,519,423	37,136,853
Investment property	1,043,978	972,096	S/ 986,538	S/ 1,118,608
Total assets	88,236,029	71,562,293
Deposits and obligations	47,149,275	38,093,224
Due to banks and correspondents	9,660,877	3,979,637
Bonds, notes and other obligations	7,778,751	6,890,290
Insurance contract liabilities	7,176	7,328
Total liabilities	79,282,080	62,658,845
Equity attributable to IFS's shareholders	8,953,949	8,903,448	7,088,476	S/ 5,753,007
Consolidated statement of income -
Net interest and similar income	3,472,683	3,423,253	3,143,988
Impairment loss on loans, net of recoveries	(2,393,944)	(750,811)	(660,072)
(Loss) recovery due to impairment of financial investments	(32,904)	(6,790)	13,077
Net gain of investment property		(7,164)	4,655
Fee income from financial services, net	723,500	925,885	874,426
Insurance premiums and claims	514,981	420,633	319,579
Net profit (loss) for the year attributable to IFS's shareholders	383,549	1,450,115	S/ 1,091,394
Interbank and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	17,702,412	9,785,892
Financial Investments	8,966,316	5,574,515
Loans, net	38,859,028	35,512,483
Investment property
Total assets	68,038,621	53,019,361
Deposits and obligations	44,576,836	35,577,760
Due to banks and correspondents	9,359,157	3,662,250
Bonds, notes and other obligations	6,491,890	5,805,465
Insurance contract liabilities
Total liabilities	61,814,096	46,676,473
Equity attributable to IFS's shareholders	6,224,525	6,342,888
Consolidated statement of income -
Net interest and similar income	2,783,057	2,783,943
Impairment loss on loans, net of recoveries	(2,393,923)	(750,787)
(Loss) recovery due to impairment of financial investments	170	43
Net gain of investment property
Fee income from financial services, net	619,842	827,064
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	(5,672)	1,228,538
Interseguro [Member]
Consolidated statement of financial position -
Cash and due from banks	358,035	459,373
Financial Investments	12,895,017	11,463,674
Loans, net
Investment property	1,043,978	972,096
Total assets	14,786,389	13,378,974
Deposits and obligations
Due to banks and correspondents	1,117	2,049
Bonds, notes and other obligations	238,993	134,877
Insurance contract liabilities	12,362,929	11,287,837
Total liabilities	13,321,241	11,966,477
Equity attributable to IFS's shareholders	1,465,148	1,412,497
Consolidated statement of income -
Net interest and similar income	616,887	582,817
Impairment loss on loans, net of recoveries
(Loss) recovery due to impairment of financial investments	(33,819)	(6,170)
Net gain of investment property	5,438	54,493
Fee income from financial services, net	(6,056)	(3,980)
Insurance premiums and claims	(279,070)	(279,620)
Net profit (loss) for the year attributable to IFS's shareholders	200,826	186,934
Inteligo and Subsidiaries [Member]
Consolidated statement of financial position -
Cash and due from banks	596,796	697,535
Financial Investments	1,881,043	1,592,001
Loans, net	1,660,526	1,624,503
Investment property
Total assets	4,308,618	4,098,057
Deposits and obligations	2,855,498	2,878,532
Due to banks and correspondents	300,603	315,338
Bonds, notes and other obligations
Insurance contract liabilities
Total liabilities	3,233,691	3,244,210
Equity attributable to IFS's shareholders	1,074,927	853,847
Consolidated statement of income -
Net interest and similar income	111,762	106,509
Impairment loss on loans, net of recoveries	(21)	(24)
(Loss) recovery due to impairment of financial investments	745	(663)
Net gain of investment property
Fee income from financial services, net	163,968	164,312
Insurance premiums and claims
Net profit (loss) for the year attributable to IFS's shareholders	S/ 243,125	S/ 200,254